FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES (Details) - Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value [Member] | Level 1 [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and Cash Equivalents	$ 45,863	$ 39,177
Restricted Cash	0	5,207
Fair Value [Member] | Level 2 [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Amended and Restated Credit Facility	(142,781)	(72,561)
Fair Value [Member] | Level 2 [Member] | Financing of 2018-built Vessels [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Estimated fair value	(113,394)	(78,101)
Fair Value [Member] | Level 2 [Member] | Financing of 2022-built Vessels [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Estimated fair value	(68,344)	(73,836)
Fair Value [Member] | Level 2 [Member] | Financing of Nordic Hawk [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Estimated fair value	(41,524)	(47,524)
Fair Value [Member] | Level 2 [Member] | Financing of Nordic Moon / Nordic Galaxy [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Estimated fair value	(61,667)	0
Carrying Value [Member] | Level 1 [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and Cash Equivalents	45,863	39,177
Restricted Cash	0	5,207
Carrying Value [Member] | Level 2 [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Amended and Restated Credit Facility	(142,659)	(72,494)
Carrying Value [Member] | Level 2 [Member] | Financing of 2018-built Vessels [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Estimated fair value	(113,075)	(77,241)
Carrying Value [Member] | Level 2 [Member] | Financing of 2022-built Vessels [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Estimated fair value	(68,234)	(73,028)
Carrying Value [Member] | Level 2 [Member] | Financing of Nordic Hawk [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Estimated fair value	(41,437)	(46,941)
Carrying Value [Member] | Level 2 [Member] | Financing of Nordic Moon / Nordic Galaxy [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Estimated fair value	$ (61,564)	$ 0